CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.125	$ 0.125
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	128,526,137	128,526,137
Common stock, shares outstanding	106,787,299	106,619,202
Treasury stock, shares at cost	21,738,838	21,906,935